List of accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Disclosure of significant accounting policies [Abstract]
Expected impact of initial application of new standards or interpretation [Policy Text Block]	Principles of consolidation, accounting policies, measurement bases applied and recent IFRS pronouncements and interpretationsThe accounting policies and methods applied for the preparation of the accompanying Consolidated Financial Statements do not differ significantly to those applied in the Consolidated Financial Statements of the Group for the year ended December 31, 2021 (Note 2), except for the application of IAS 29 “Financial reporting in hyperinflationary economies” to the financial statements of the companies that the BBVA Group maintains in Turkey, and for the entry into force of new standards and interpretations in the year 2022.
Changes during the first semester [Policy Text Block]	Standards and interpretations that became effective in the first six months of 2022The accounting principles and policies and valuation methods applied for the preparation of the attached Consolidated Financial Statements do not differ significantly from those detailed in Note 2 of the consolidated financial statements of the Group for the year ended December 31, 2021, except for the application of IAS 29 "Financial Reporting in Hyperinflationary Economies” to the financial statements of the companies that the BBVA Group maintains in Turkey, and due to the entry into force of new standards and interpretations in the year 2022:
Standards and interpretations effective and with impact on the consolidated financial statements as of June 30, 2022
As stated in Note 2.2.19 to the consolidated financial statements of the Group for the year ended December 31, 2021, in accordance with the criteria established in IAS 29 "Financial Reporting in Hyperinflationary Economies”, to determine whether an economy has a high inflation rate the country's economic situation is examined, analyzing whether certain circumstances are fulfilled, such as whether the general population prefers to keep its wealth or savings in non-monetary assets or in a relatively stable foreign currency, whether prices may be quoted in that currency, whether interest rates, wages and prices are linked to a price index or whether the cumulative inflation rate over three years is approaching or exceeds 100%. The fact that any of these circumstances is fulfilled will not be a decisive factor in considering an economy hyperinflationary, but it does provide some reasons to consider it as such.
Turkey
As of June 30, 2022, Turkey's economy has been considered highly hyperinflationary based on the above criteria mentioned above. As a result, the financial statements of the BBVA Group’s entities located in Turkey have been adjusted to correct them for the effects of inflation, in accordance with IAS 29, with retrospective application from January 1, 2022. This means that:
–The historical cost of non-monetary assets and liabilities (see Notes 16, 17 and 18), assets contractually linked to changes in prices and various headings in equity must be adjusted to reflect changes in the purchasing power of the currency due to inflation from their date of acquisition or inclusion in the consolidated balance sheet, or if this is later, with the limit of its recoverable value. The restatement has been made using the Consumer Price Index published by the Turkish Statistical Institute.
–The different lines of the income statement are adjusted by the inflation index since their inception, with a corresponding entry under the heading "Accumulated other comprehensive income (loss)".
–The loss of the net monetary position, which represents the loss of purchasing power of the entity due to maintaining an excess of monetary assets not linked to inflation (mainly loans, credits and bonds) over monetary liabilities, is registered in the line "Other operating expense" in the income statement and with a credit to "Accumulated other comprehensive income (loss)".
–All the components of the financial statements of the subsidiaries are converted at the closing exchange rate, registering the conversion differences to the euro within "Accumulated other comprehensive income (loss)" as stated in IAS 21.
–The figures for years prior to 2022 have not been modified since the Group's presentation currency is the euro.
The combined result derived from the application of the above criteria amounts to a loss of €1,776 million, of which €1,022 million is attributed to the parent company of the Group. This impact includes mainly the loss of the net monetary position, which amounts to a gross amount of €1,686 million and is recorded in the line “Other operating expense” in the consolidated income statement, partially offset by the positive impact of the revaluation of certain bonds linked to inflation, for a gross amount of €1,132 million, given that, under IAS 29, these types of bonds are considered protective assets (see Note 36).
The first application of IAS 29 in the Turkish subsidiaries led to an increase in equity of €130 million as of January 1, 2022, and is mainly the result of the revaluation of tangible assets and inflation-linked bonds.
Accumulated inflation in the first half of 2022 stood at 42.35% and the exchange rate used as of June 30, 2022 was 17.32 TRY/€.
Minor changes to IFRS Standards (IAS 37 Provisions - Onerous contracts, IAS 16 Property, Plant and Equipment and IFRS 3 Business Combination) and Annual Improvements to IFRS 2018 - 2020 (IFRS 1 - First application of IFRS, IFRS 9 Financial Instruments, IAS 41 Agriculture and modifications to the illustrative examples of IFRS 16 - Leases)
From January 1, 2022, the following amendments to the IFRS standards or their interpretations (hereinafter “IFRIC” or "interpretation") became effective:
The IASB has issued minor amendments and improvements to various IFRS to clarify the wording or correct minor consequences, oversights or conflicts between the requirements of the Standards as of January 1, 2022. The modified standards are: IAS 37 Provisions, IAS 16 Property, Plant and Equipment, IFRS 3 Business Combination, IFRS 1 First application of IFRS, IFRS 9 Financial Instruments, IAS 41 Agriculture and IFRS 16 Leases.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with no significant impact on the BBVA Group's consolidated financial statements.

Standard and interpretations not entered into force [Policy Text Block]	Standards and interpretations issued but not yet effective as of June 30, 2022
The following new International Financial Reporting Standards together with their Interpretations or modifications had been published at the date of preparation of the accompanying Consolidated Financial Statements, which are not mandatory as of June 30, 2022. Although in some cases the International Accounting Standards Board (“IASB”) allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.
IFRS 17 – Insurance contracts
In May 2017, the IASB issued the new accounting standard for insurance contracts, which was later amended in June 2020, with the aim of helping entities in the implementation of the standard and to facilitate the understanding of the financial statements, although the amendment maintained the fundamental principles of the original standard. An entity shall apply IFRS 17 for annual reporting periods beginning on or after January 1, 2023 (with at least one year of comparative information). The standard has already been adopted by the European Union.
IFRS 17 establishes the accounting principles for insurance contracts. This new standard supersedes IFRS 4, by introducing substantial changes in the accounting of insurance contracts with the aim of achieving greater homogeneity and increasing comparability among entities.
Unlike IFRS 4, the new standard establishes minimum requirements for grouping insurance contracts for the purposes of their recognition and measurement, determining the units of account by considering three levels: portfolios (contracts subject to similar risks and managed together), annual cohorts and their possibility of becoming onerous.
Regarding the measurement model, the new standard contemplates several methods, being the General Model (Building Block Approach) the method that will be applied by default for the valuation of insurance contracts, unless the conditions are given to apply any of the two other methods: the Variable Fee Approach, or the Simplified Model (Premium Allocation Approach).
With the implementation of IFRS 17, the valuation of insurance contracts will be based on a model that will use updated assumptions at each balance sheet date.
The General Model requires entities to value insurance contracts for the total of:
–fulfillment cash flows, which comprise the estimation of future cash flows discounted to reflect the time value of money, the financial risk associated with future cash flows, and a risk adjustment for non-financial risk that would represent the compensation required for the uncertainty associated with the amount and timing of the expected cash flows;
–and the contractual service margin, which represents the expected unearned benefit from the insurance contracts, which will be recognized in the entity’s income statement as the service is provided in the future, instead of being recognized at the time of the estimation.
The amounts recognized in the income statement shall be classified into insurance revenue, insurance service expenses and insurance finance income or expenses, assuming a relevant change with respect to the current disclosures as concepts such as volume of premiums and variation in technical provisions disappear. Insurance revenue and insurance service expenses shall exclude any investment components. Insurance revenue shall be recognized over the period the entity provides insurance coverage.
Since 2019, the Group has been developing a project to implement IFRS 17 in order to harmonize the criteria in the Group and with the participation of all involved areas and countries. Proper governance has been established in this project, through a Global Steering Committee with representation from the senior management of the affected areas and countries, which periodically reviews its progress. At the local level, each geography has defined a local governance structure with the participation of senior management.
The Group continues with the planned roadmap for the implementation of the standard, progressing during the years 2019, 2020 and 2021 with the definition of criteria, the actuarial modelling of cash flows and components required by the standard, the data supply, the systems technological adaptation, the preparation of accounting information, the governance of the reporting process to the Group and the development of the transition.
In 2022, the Group will continue advancing with the tasks mentioned above according to the planning carried out. Additionally, the Group is focusing on the preparation of the parallel of the financial statements under IFRS 17, as well as on the calculation of the transition impact on the consolidated financial statements.
From the heading liabilities under insurance contracts held as of December 31, 2021, the Group estimates that approximately 89% correspond to long-term commitments that will be valued using the Building Block Approach. These contracts will be valued in transition using the fair value approach, given the disproportionate cost and difficulty of obtaining the historical data necessary to apply a full retrospective approach given the age of these products on the balance sheet and their remaining duration. Its impact in transition will come mainly from the "interest rate effect", resulting from the valuation of long-term insurance liabilities by the difference between the locked-in rate and the current rate, as the Group has chosen the option to disaggregate the financial income or expense of the insurance between the income statements and accumulated other comprehensive income. This effect will be partly offset by the associated financial assets, in some cases by the elimination of shadow accounting and, in others, by the fair value measurement of certain financial asset portfolios, in order to mitigate accounting asymmetries.
On the other hand, another part of the impact, although to a lesser extent, will come from the different hypotheses used with respect to the calculations under IFRS 4, including the additional components to it. The part from the identification of products classified as "onerous" is considered immaterial.
Regarding short-term contracts as of December 31, 2021, it is estimated that they represent approximately 11% of the total liabilities covered by the Group's insurance contracts. These will be valued by the Premium Allocation Approach, and in transition following the full retrospective approach, although no significant differences are expected in their accounting compared to the current situation.
Lastly, the Group expects that the contracts valued by the Variable Fee Approach represent a residual amount.
Consequently, the differences in accumulated other comprehensive income and in retained earnings will basically come from long-term contracts, although a significant impact on the Group's equity is not expected.
The Group does not plan to adopt the European exception on annual cohorts in cash-flow matched products.
Amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors"
In February 2021 the IASB issued amendments to these standards with the aim of improving the quality of the disclosures in relation to the accounting policies applied by the entities with the ultimate aim of providing useful and material information in the Financial Statements.
The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies and include guidance on how to apply the concept of materiality to accounting policy disclosures. The amendments to IAS 8 also clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendments will be effective for annual reporting periods beginning on or after 1 January 2023, with early application permitted. No significant impact is expected on BBVA's consolidated financial statements.
Amendment to IAS 12 "Accounting for deferred tax"
The IASB has issued an amendment to IAS 12 that clarifies how companies account for deferred tax on transactions such as leases and decommissioning obligations.
The amendments clarify that companies are required to recognize deferred tax on such transactions. The aim of the amendments is to reduce diversity in the reporting of deferred tax on leases and decommissioning obligations. The amendments will be effective for annual reporting periods beginning on or after 1 January 2023, with early application permitted. No significant impact is expected on the BBVA Group´s consolidated financial statements.